Summary of Vessels Impaired and Amount of Impairment Incurred (Parenthetical) (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended						4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Jul. 31, 2017 [1]	Dec. 31, 2017	Mar. 31, 2017
Schedule of Vessels Impaired and Amount of Impairment Incurred [Line Items]
Asset impairments		$ 16,777							$ 16,777 [1]
Predecessor
Schedule of Vessels Impaired and Amount of Impairment Incurred [Line Items]
Asset impairments	$ 21,325		$ 163,423	$ 64,857	$ 253,422	$ 129,562	$ 36,886	$ 184,748		$ 484,727 [1]
Inventory and other non-vessel assets.
Schedule of Vessels Impaired and Amount of Impairment Incurred [Line Items]
Asset impairments									$ 2,300
Inventory and other non-vessel assets. | Predecessor
Schedule of Vessels Impaired and Amount of Impairment Incurred [Line Items]
Asset impairments										$ 2,200

[1]	The period August 1, 2017 through December 31, 2017 and the year ended March 31, 2017 included $2.3 million and $2.2 million, respectively, of impairments related to inventory and other non-vessel assets.